SCHEDULE OF DERIVATIVE AND WARRANT AND PROMISSORY NOTE AT FAIR VALUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Derivative liability, beginning	$ 13,101,000
Reclass to equity upon conversion or redemption	(12,290,000)
Additions to derivatives		12,985,000
Additions to derivatives	(811,000)	116,000
Derivative liability, ending		13,101,000
Warrant liability, beginning	3,923,000
Additions to warrant liability		5,910,000
Reclass to equity upon cancellation or exercise
Change in fair value	(3,568,000)	(1,987,000)
Warrant liability, ending	355,000	3,923,000
Promissory Notes fair value at beginning of period
Fair value of Promissory Note upon Restructuring Agreement	20,847,867
Change in fair value	2,842,133
Promissory Notes fair value at ending of period	$ 23,690,000